Details of Significant Accounts - Expiry Date and Exercise Price of Stock Options Outstanding (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Quantity (in thousands)	3,832	3,224	3,832	3,224	3,729	3,513
Remaining contractual life (years)	1 year 7 months 13 days
Exercise price (in dollars) | (per share)	$ 86	$ 134	$ 3	$ 5	$ 152	$ 239
Number of units, Options exercisable at end of the year	1,402	1,669	1,402	1,669	1,957
Weighted-average exercise price, Options exercisable at end of the year | (per share)	$ 116	$ 167	$ 4		$ 188
Expiry Date and Exercise Price of Stock Options One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | (per share)	$ 132.40	$ 207.3	$ 4.72
Quantity (in thousands)	725	671	725	671
Remaining contractual life (years)	1 month 28 days	1 month 28 days
Exercise price (in dollars) | (per share)	$ 132.40	$ 207.3	$ 4.72
Number of units, Options exercisable at end of the year	725	671	725	671
Weighted-average exercise price, Options exercisable at end of the year | (per share)	$ 132.40	$ 207.3	$ 4.72
Expiry Date and Exercise Price of Stock Options Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | (per share)	$ 112.10	$ 191.0	$ 3.99
Quantity (in thousands)	8	8	8	8
Remaining contractual life (years)	7 months 9 days	3 months 29 days
Exercise price (in dollars) | (per share)	$ 112.10	$ 191.0	$ 3.99
Number of units, Options exercisable at end of the year	8	8	8	8
Weighted-average exercise price, Options exercisable at end of the year | (per share)	$ 112.10	$ 191.0	$ 3.99
Expiry Date and Exercise Price of Stock Options Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | (per share)	$ 97.60	$ 191.0	$ 3.48
Quantity (in thousands)	1,059	35	1,059	35
Remaining contractual life (years)	2 years 6 months	4 months 2 days
Exercise price (in dollars) | (per share)	$ 97.60	$ 191.0	$ 3.48
Number of units, Options exercisable at end of the year	669	35	669	35
Weighted-average exercise price, Options exercisable at end of the year | (per share)	$ 97.60	$ 191.0	$ 3.48
Expiry Date and Exercise Price of Stock Options Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | (per share)	$ 95.80	$ 132.7	$ 3.41
Quantity (in thousands)	75	30	75	30
Remaining contractual life (years)	3 years 2 months 8 days	6 months 29 days
Exercise price (in dollars) | (per share)	$ 95.80	$ 132.7	$ 3.41
Number of units, Options exercisable at end of the year		30		30
Weighted-average exercise price, Options exercisable at end of the year | $ / shares		$ 132.7
Expiry Date and Exercise Price of Stock Options Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | (per share)	$ 89.80	$ 127.5	$ 3.20
Quantity (in thousands)	185	120	185	120
Remaining contractual life (years)	3 years 4 months 9 days	9 months 29 days
Exercise price (in dollars) | (per share)	$ 89.80	$ 127.5	$ 3.20
Number of units, Options exercisable at end of the year		120		120
Weighted-average exercise price, Options exercisable at end of the year | $ / shares		$ 127.5
Expiry Date and Exercise Price of Stock Options Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | (per share)	$ 59.40	$ 141.1	$ 2.12
Quantity (in thousands)	1,780	792	1,780	792
Remaining contractual life (years)	4 years 10 months 28 days	1 year 1 month 28 days
Exercise price (in dollars) | (per share)	$ 59.40	$ 141.1	$ 2.12
Number of units, Options exercisable at end of the year		760		760
Weighted-average exercise price, Options exercisable at end of the year | $ / shares		$ 141.1
Expiry Date and Exercise Price of Stock Options Seven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | $ / shares		$ 118.0
Quantity (in thousands)		8		8
Remaining contractual life (years)		1 year 7 months 13 days
Exercise price (in dollars) | $ / shares		$ 118.0
Number of units, Options exercisable at end of the year		7		7
Weighted-average exercise price, Options exercisable at end of the year | $ / shares		$ 118.0
Expiry Date and Exercise Price of Stock Options Eight
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | $ / shares		$ 113.1
Quantity (in thousands)		50		50
Remaining contractual life (years)		1 year 10 months 6 days
Exercise price (in dollars) | $ / shares		$ 113.1
Number of units, Options exercisable at end of the year		38		38
Weighted-average exercise price, Options exercisable at end of the year | $ / shares		$ 113.1
Expiry Date and Exercise Price of Stock Options Nine
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | $ / shares		$ 98.4
Quantity (in thousands)		1,215		1,215
Remaining contractual life (years)		3 years 6 months
Exercise price (in dollars) | $ / shares		$ 98.4
Expiry Date and Exercise Price of Stock Options Ten
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | $ / shares		$ 96.6
Quantity (in thousands)		75		75
Remaining contractual life (years)		4 years 2 months 8 days
Exercise price (in dollars) | $ / shares		$ 96.6
Expiry Date and Exercise Price of Stock Options Eleven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price (in dollars) | $ / shares		$ 90.6
Quantity (in thousands)		220		220
Remaining contractual life (years)		4 years 4 months 9 days
Exercise price (in dollars) | $ / shares		$ 90.6